Financial Instruments and Fair Value Disclosures - Balance Sheet Location (Table) (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Derivatives designated as hedging instruments
Subtotal	$ 0	$ 229,893
Derivatives not designated as hedging instruments
Subtotal	975,880	1,045,393
Total derivatives	975,880	1,275,286
Non-Current Assets - Interest rate swaps
Derivatives designated as hedging instruments
Interest rate swaps	0	(87,295)
Derivatives not designated as hedging instruments
Interest rate swaps	(52,110)	0
Current liabilities - Interest rate swaps
Derivatives designated as hedging instruments
Interest rate swaps	0	294,505
Derivatives not designated as hedging instruments
Interest rate swaps	863,451	685,960
Long-Term Liabilities - Interest rate swaps
Derivatives designated as hedging instruments
Interest rate swaps	0	22,683
Derivatives not designated as hedging instruments
Interest rate swaps	$ 164,539	$ 359,433